ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of following balance:

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Accounts receivables	10,301,288	12,113,298
Less: provision for credit loss	18,431	17,562
Total accounts receivable, net	10,282,857	12,095,736

As of December 31, 2024 and June 30, 2025, there was no accounts receivable pledged.

Details of the movements of provision for credit losses are as follows:

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Balance at the beginning of the period	13,273	18,431
Provision for the period	15,394	—
Credit loss reversal	(9,792)	(64)
Write-off of credit loss	—	(1,142)
Foreign currency translation adjustment	(444)	337
Balance at the end of the period	18,431	17,562